Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER VARIABLE ACCOUNT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000752737
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 12, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 13, 2013
Prospectus Date	rr_ProspectusDate	Nov. 06, 2013